INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 3,571	$ 1,735
Cost of revenues	(6,084)	(3,536)
Gross loss	(2,513)	(1,801)
Operating expenses:
Research and development	44,700	48,822
Selling and marketing	5,381	17,181
General and administrative	9,744	24,427
Total operating expenses	59,825	90,430
Operating loss	(62,338)	(92,231)
Financial income (expenses), net	4,040	(907)
Loss before taxes on income	(58,298)	(93,138)
Taxes on income	(48)	(72)
Net loss	$ (58,346)	$ (93,210)
Basic net loss per ordinary share	$ (0.43)	$ (1.37)
Diluted net loss per ordinary share	$ (0.43)	$ (1.37)
Weighted average number of ordinary shares used in computing basic net loss per ordinary share	134,607,839	71,458,394
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	134,607,839	71,458,394